Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8 Subsequent Events

The Company has evaluated subsequent events through May 15, 2024, the filing date of our quarterly report on Form 10-Q for the quarter ended March 31, 2024, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.

Note 9 - Subsequent Events

The Company has evaluated events occurring subsequent to December 31, 2023, through the date these financial statements were issued and determined the following significant events require disclosure:

●	On January 1, 2024, the Company executed an exchange agreement to substitute a promissory note originally valued at $125,000 with a new promissory note valued at $175,000. The additional principal of $50,000 was provided as non-cash consideration for extending the maturity date of the original note.

●	On January 16, 2024, a new convertible promissory note was issued with a principal amount of $30,000.

●	On January 31, 2024, the company issued 833 shares of its common stock as payment for services rendered.

●	On February 23, 2024, the company issued 833 shares of its common stock as payment for services rendered.

●	On February 29, 2024, a new convertible promissory note was issued with a principal amount of $25,000.

●	On February 29, 2024, the Company executed an exchange agreement to substitute a promissory note originally valued at $175,000 with a new promissory note valued at $225,000. The additional principal of $50,000 was provided as non-cash consideration for extending the maturity date of the original note.

●	On March 21, 2024, a new convertible promissory note was issued for a value of $254,713.44, including $50,000 in additional capital, cancellation of a $50,000 promissory note dated July 27, 2022, cancellation of a $25,000 promissory note dated November 8, 2022, cancellation of accrued salary amounting to $96,653.84 as of February 29, 2024 and cancellation of $30,350 due in un-reimbursed advances.

●	On March 22, 2024, a new convertible promissory note was issued for a value of $138,073.94, involving the cancellation of a $25,000 promissory note dated February 28, 2022 and a $100,000 promissory note dated September 12, 2022.

●	On March 22, 2024, a new convertible promissory note was issued for a value of $55,321.92, including the cancellation of a $50,000 promissory note dated September 14, 2022, which had a balance of $55,321.92.

●	On March 22, 2024, a new convertible promissory note was issued for a value of $102,996.71, involving the cancellation of three promissory notes: a $40,000 note dated December 19, 2014, a $30,000 note dated March 29, 2016 and a $30,000 note dated September 23, 2016, with a combined current balance of $102,996.71.

●	On March 22, 2024, a new convertible promissory note was issued for a value of $25,404.88, involving the cancellation of accrued expenses amounting to $25,404.88.

Note 10 – Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

●	On April 1, 2024, the Company executed several agreements to amend its outstanding promissory notes and convertible notes with multiple investors. The amendments included the following:

	○	Convertible Notes: the Company entered into agreements with five investors holding convertible notes totaling $1,750,000 in principal and $125,646 in accrued interest, extending the maturity dates to the earlier of September 30, 2024, or the closing of an uplisting transaction. An agreement with one investor holding a $50,000 convertible note with $3,583 in accrued interest extended the maturity date to the earlier of March 31, 2025, or the closing of an uplisting transaction.

	○	Promissory Note: the Company amended a $25,000 promissory note with $2,971 in accrued interest, extending the maturity date to the earlier of March 31, 2025, or the uplisting transaction closing.

In consideration for these amendments, the principal amounts due under each note were increased by 30%, and the interest rates were adjusted to 10% effective March 29, 2024. Additionally, the Company issued a total of 237,250 shares of common stock to the investors on a pro-rata basis.

●	On May 16, 2024, the Company issued a promissory note to a related party in the principal amount of $99,181.74.

●	On June 18, 2024, a new convertible promissory note was issued to David E. Graber with a principal amount of $80,000.

●	On June 29, a promissory note with maturity date 6/30/2024 was extended for 2 weeks

●	On July 11, 2024, a new convertible promissory note was issued to David E. Graber with a principal amount of $200,000.

●	On July 11, 2024, the Company reached a settlement agreement involving the outstanding note held by Dallas Salazar. As part of this settlement, the Company paid off $150,000 of Salazar’s note, which had an original principal amount of $225,000 plus accrued interest. Concurrently, the Company issued a new promissory note to Dallas Salazar for the remaining balance of $107,551.37.

●	On August 6, 2024, a new convertible promissory note was issued to William Robinson, an unaffiliated party, with a principal amount of $30,000.